Quarterly Holdings Report
for
Fidelity Freedom® 2065 Fund
December 31, 2024
F65-NPRT3-0325
1.9895823.105
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,082,001	10,452,131
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	109,776	809,050
Fidelity Series Emerging Markets Debt Fund (b)	1,142,197	9,023,357
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	300,620	2,570,305
Fidelity Series Floating Rate High Income Fund (b)	187,687	1,689,184
Fidelity Series High Income Fund (b)	1,097,439	9,448,952
Fidelity Series International Credit Fund (b)	4,711	38,862
Fidelity Series International Developed Markets Bond Index Fund (b)	1,881,637	16,332,612
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,641,351	61,815,573
Fidelity Series Real Estate Income Fund (b)	172,587	1,694,803
TOTAL BOND FUNDS (Cost $126,142,457)		113,874,829

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	2,696,484	33,759,974
Fidelity Series Blue Chip Growth Fund (b)	4,799,748	95,227,005
Fidelity Series Commodity Strategy Fund (b)	40,350	3,476,584
Fidelity Series Growth Company Fund (b)	7,227,805	173,250,480
Fidelity Series Intrinsic Opportunities Fund (b)	2,687,014	28,562,960
Fidelity Series Large Cap Stock Fund (b)	7,417,803	170,238,571
Fidelity Series Large Cap Value Index Fund (b)	3,157,178	51,493,577
Fidelity Series Opportunistic Insights Fund (b)	4,286,488	103,690,152
Fidelity Series Small Cap Core Fund (b)	465,028	5,677,998
Fidelity Series Small Cap Discovery Fund (b)	1,477,379	16,073,881
Fidelity Series Small Cap Opportunities Fund (b)	2,657,381	38,877,480
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,386,367	114,893,233
Fidelity Series Value Discovery Fund (b)	6,800,179	105,402,774
TOTAL DOMESTIC EQUITY FUNDS (Cost $821,947,746)		940,624,669

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,235,532	50,733,148
Fidelity Series Emerging Markets Fund (b)	4,817,932	41,819,654
Fidelity Series Emerging Markets Opportunities Fund (b)	9,283,062	170,065,699
Fidelity Series International Growth Fund (b)	7,415,716	129,255,936
Fidelity Series International Small Cap Fund (b)	1,463,755	23,712,829
Fidelity Series International Value Fund (b)	10,909,370	130,039,692
Fidelity Series Overseas Fund (b)	9,640,431	129,567,389
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $653,083,027)		675,194,347

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	400,000	400,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	1,050,000	1,047,400
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	2,060,000	2,053,223
US Treasury Bills 0% 1/9/2025 (d)	4.58	130,000	129,894
US Treasury Bills 0% 2/27/2025 (d)	4.45	420,000	417,242
US Treasury Bills 0% 2/6/2025 (d)	4.47	30,000	29,876
US Treasury Bills 0% 3/13/2025 (d)	4.30 to 4.33	160,000	158,700
US Treasury Bills 0% 3/27/2025 (d)	4.28	490,000	485,210
US Treasury Bills 0% 3/6/2025 (d)	4.39	70,000	69,487
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,789,791)			4,791,032

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $985,073)	4.36	984,877	985,073

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,606,948,094)	1,735,469,950
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,124,165
NET ASSETS - 100.0%	1,736,594,115

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	130	Mar 2025	14,738,750	(487,981)	(487,981)
ICE MSCI Emerging Markets Index Contracts (United States)	487	Mar 2025	26,147,030	(905,340)	(905,340)

TOTAL EQUITY CONTRACTS					(1,393,321)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	282	Mar 2025	30,667,500	(260,376)	(260,376)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	346	Mar 2025	39,389,938	(1,251,061)	(1,251,061)

TOTAL INTEREST RATE CONTRACTS					(1,511,437)

TOTAL PURCHASED					(2,904,758)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	109	Mar 2025	32,349,838	1,050,230	1,050,230

TOTAL FUTURES CONTRACTS					(1,854,528)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,754,031.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,208,983	33,335,041	33,558,929	80,282	(22)	-	985,073	984,877	0.0%
Total	1,208,983	33,335,041	33,558,929	80,282	(22)	-	985,073	984,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	669,102	12,309,853	2,478,234	204,971	7,883	(56,473)	10,452,131	1,082,001
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	696,040	228,876	90,383	27,211	1,814	(27,297)	809,050	109,776
Fidelity Series All-Sector Equity Fund	26,357,130	10,004,174	4,261,628	2,184,017	617,060	1,043,238	33,759,974	2,696,484
Fidelity Series Blue Chip Growth Fund	72,972,492	35,471,352	21,921,504	8,105,471	2,764,354	5,940,311	95,227,005	4,799,748
Fidelity Series Canada Fund	39,812,784	16,162,833	6,186,875	1,497,660	904,837	39,569	50,733,148	3,235,532
Fidelity Series Commodity Strategy Fund	9,435,381	5,060,284	10,426,017	403,273	(3,154,446)	2,561,382	3,476,584	40,350
Fidelity Series Emerging Markets Debt Fund	7,204,815	2,755,062	981,429	349,635	44,779	130	9,023,357	1,142,197
Fidelity Series Emerging Markets Debt Local Currency Fund	2,291,403	682,064	273,305	117,520	10,543	(140,400)	2,570,305	300,620
Fidelity Series Emerging Markets Fund	37,464,657	11,845,779	6,907,549	1,158,203	504,817	(1,088,050)	41,819,654	4,817,932
Fidelity Series Emerging Markets Opportunities Fund	151,238,252	47,532,267	32,630,760	3,449,082	909,231	3,016,709	170,065,699	9,283,062
Fidelity Series Floating Rate High Income Fund	1,366,564	509,584	179,491	106,339	2,298	(9,771)	1,689,184	187,687
Fidelity Series Government Money Market Fund	20,866	1,612,444	1,633,310	17,676	-	-	-	-
Fidelity Series Growth Company Fund	136,208,097	68,806,766	40,134,970	20,217,242	4,532,509	3,838,078	173,250,480	7,227,805
Fidelity Series High Income Fund	7,360,094	3,184,284	1,246,171	437,030	45,256	105,489	9,448,952	1,097,439
Fidelity Series International Credit Fund	39,061	1,877	2,538	1,878	(78)	540	38,862	4,711
Fidelity Series International Developed Markets Bond Index Fund	-	17,521,214	795,680	274,005	2,389	(395,311)	16,332,612	1,881,637
Fidelity Series International Growth Fund	113,179,201	41,635,281	17,268,081	5,295,941	1,916,393	(10,206,858)	129,255,936	7,415,716
Fidelity Series International Small Cap Fund	21,208,492	7,981,960	3,673,247	2,236,570	274,850	(2,079,226)	23,712,829	1,463,755
Fidelity Series International Value Fund	114,099,564	41,024,455	17,689,072	5,804,186	2,313,355	(9,708,610)	130,039,692	10,909,370
Fidelity Series Intrinsic Opportunities Fund	25,630,608	11,487,599	5,606,355	3,307,548	(1,263,370)	(1,685,522)	28,562,960	2,687,014
Fidelity Series Investment Grade Bond Fund	-	2,321,927	2,333,858	6,819	11,931	-	-	-
Fidelity Series Large Cap Stock Fund	128,364,889	56,194,275	21,236,868	12,324,634	3,094,296	3,821,979	170,238,571	7,417,803
Fidelity Series Large Cap Value Index Fund	40,291,648	18,582,466	8,327,532	1,488,027	792,154	154,841	51,493,577	3,157,178
Fidelity Series Long-Term Treasury Bond Index Fund	68,495,613	19,941,016	23,054,140	1,768,868	(1,975,661)	(1,591,255)	61,815,573	11,641,351
Fidelity Series Opportunistic Insights Fund	81,169,030	34,383,772	18,696,750	6,527,454	2,372,165	4,461,935	103,690,152	4,286,488
Fidelity Series Overseas Fund	113,475,605	37,570,660	15,432,302	2,854,489	2,189,625	(8,236,199)	129,567,389	9,640,431
Fidelity Series Real Estate Income Fund	1,369,138	487,083	181,327	83,837	6,793	13,116	1,694,803	172,587
Fidelity Series Short-Term Credit Fund	440,720	-	438,483	506	9,390	(11,627)	-	-
Fidelity Series Small Cap Core Fund	3,495,154	2,781,847	666,447	65,558	43,213	24,231	5,677,998	465,028
Fidelity Series Small Cap Discovery Fund	11,111,956	9,509,994	2,625,332	1,330,322	58,070	(1,980,807)	16,073,881	1,477,379
Fidelity Series Small Cap Opportunities Fund	37,626,465	17,642,484	14,973,868	3,767,575	842,274	(2,259,875)	38,877,480	2,657,381
Fidelity Series Stock Selector Large Cap Value Fund	89,882,231	47,449,004	20,059,226	10,532,620	1,562,041	(3,940,817)	114,893,233	8,386,367
Fidelity Series Value Discovery Fund	80,276,092	44,708,281	17,573,738	4,080,368	917,800	(2,925,661)	105,402,774	6,800,179
	1,423,253,144	627,390,817	319,986,470	100,026,535	20,358,565	(21,322,211)	1,729,693,845	116,485,008

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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